INVESTMENT AT EQUITY (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Equity Method Investment Percentage Of Loss Recognized		49.00%	40.00%
Minimum Amount Of Capital Committed To Provided By Subsidiary	$ 250,000
Investment Made In Joint Venture	141,000
Investment at equity	221,010	139,836	45,460	20,420
Boomerang Systems Usa Corp [Member]
Equity Method Investment, Ownership Percentage	49.00%
Tawreed Companies Representation [Member]
Equity Method Investment, Ownership Percentage	51.00%
Boomerang Systems Middle East [Member]
Equity Method Investment Percentage Of Loss Recognized	49.00%
Investment at equity	141,286	139,836		20,420
Boomerang Mp Holdings [Member]
Equity Method Investment, Ownership Percentage	50.00%
Stokes Industries [Member]
Equity Method Investment, Ownership Percentage	50.00%
Boomerang Stokes Mechanical Parking [Member]
Equity Method Investment Percentage Of Loss Recognized	50.00%
Investment at equity	$ 79,724	$ 0